CONTINGENCY	12 Months Ended
Dec. 31, 2019
CONTINGENCY [abstract]
Disclosure of contingency

37         CONTINGENCY

There were no significant contingent liabilities as at December 31, 2019 and up to the date of approval of these financial statements.